Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
	Dec. 20, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Apr. 30, 2024	Mar. 18, 2024	Sep. 30, 2023
Equity [Line Items]
Issuance of common stock	202,692
Private placement net proceeds (in Dollars)			$ 3,286
Price per share (in Dollars per share)		$ 3	$ 3
Shares issued	199,737					9,500,000
Cash commitment fee (in Dollars)		$ 1,500	$ 1,500
Cash form aggregate purchase price			30.00%
Legal fees (in Dollars)			$ 75
Registration rights agreement (in Dollars)			5
Other fees (in Dollars)		$ 1,575	$ 1,575
Legacy Mobix [Member]
Equity [Line Items]
Issuance of common stock				993,364
Private placement net proceeds (in Dollars)				$ 6,795
Shares of common stock			27,413
Price per share (in Dollars per share)		$ 0.01	$ 0.01
Class A Common Stock [Member]
Equity [Line Items]
Shares authorized		285,000,000	285,000,000				285,000,000
Common stock vote			one
Price per share (in Dollars per share)		$ 18	$ 18
Shares issued					9,500,000
Class B Common Stock [Member]
Equity [Line Items]
Shares authorized		5,000,000	5,000,000				5,000,000
Common stock vote			ten
Convertible preferred stock		2,254,901	2,254,901
Common Stock [Member]
Equity [Line Items]
Issuance of common stock			482,171
Preferred Stock [Member] | Legacy Mobix [Member]
Equity [Line Items]
Preferred stock par share (in Dollars per share)		$ 0.00001	$ 0.00001
Preferred Stock [Member] | Legacy Mobix [Member]
Equity [Line Items]
Shares of preferred stock		10,000,000	10,000,000